Short-Term Investment - Schedule of Short-Term Investment (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Short-Term Investments [Abstract]
Cost	¥ 121,549,685	¥ 103,690,728
Unrealized gain	8,506,042	396,098
Aggregate fair value	¥ 130,055,727	¥ 104,086,826	¥ 131,338,206	$ 18,334,107	$ 17,817,562